Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
AdvisorShares Madrona Domestic ETF (Prospectus Summary) | AdvisorShares Madrona Domestic ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES MADRONA DOMESTIC ETF (NYSE Arca Ticker: FWDD)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Madrona Domestic ETF (the “Fund”) seeks to provide long-term capital appreciation above the capital appreciation of its benchmark, the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect Fund performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year ended June 30, 2015, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Madrona Funds, LLC (the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by selecting a portfolio of up to 500 of the largest U.S.-traded equity securities. The Sub-Advisor selects the securities for the Fund’s portfolio using a weighted allocation system based on consensus analyst estimates of the present value of future expected earnings relative to the share price of each security. The Sub-Advisor’s investment committee meets on a bi-weekly basis to monitor the portfolio and make allocation decisions. The investment committee uses third-party analyst research and a proprietary fundamental process to make allocation decisions and employs guidelines to protect against dramatic over or under weighting of individual securities in the Fund’s portfolio. The investment committee relies heavily on a stock’s price and market capitalization relative to its future expected earnings in its analysis of individual securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund’s performance could be reduced.

Market Risk. Due to market conditions, the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any fund, there is no guarantee that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2015 was -7.68%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.83%	1Q/2012
Lowest Return	-6.08%	2Q/2012

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2014
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
AdvisorShares Madrona Domestic ETF (Prospectus Summary) | AdvisorShares Madrona Domestic ETF | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (Reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	16.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 20, 2011
AdvisorShares Madrona Domestic ETF (Prospectus Summary) | AdvisorShares Madrona Domestic ETF | AdvisorShares Madrona Domestic ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.80%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.57%
TOTAL ANNUAL OPERATING EXPENSES	rr_ExpensesOverAssets	1.37%
FEE WAIVER/EXPENSE REIMBURSEMENT	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
TOTAL ANNUAL OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	one year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	422
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,636
Annual Return 2012	rr_AnnualReturn2012	18.28%
Annual Return 2013	rr_AnnualReturn2013	39.14%
Annual Return 2014	rr_AnnualReturn2014	12.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.08%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	12.04%
Since Inception	rr_AverageAnnualReturnSinceInception	16.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 20, 2011
AdvisorShares Madrona Domestic ETF (Prospectus Summary) | AdvisorShares Madrona Domestic ETF | AdvisorShares Madrona Domestic ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[2]
1 Year	rr_AverageAnnualReturnYear01	11.95%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	16.80%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 20, 2011	[2]
AdvisorShares Madrona Domestic ETF (Prospectus Summary) | AdvisorShares Madrona Domestic ETF | AdvisorShares Madrona Domestic ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[2]
1 Year	rr_AverageAnnualReturnYear01	6.88%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	13.42%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 20, 2011	[2]

[1]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or reimburse expenses to keep the Fund’s net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.25% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination by the Advisor to be effective as of the close of business on the last day of the then-current one-year period.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.